Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The following table summarizes the purchase price allocations for our 2012 acquisitions as of the acquisition dates:

	Weighted-Average Life (Years)	Total 2012 Acquisitions
Accounts/finance receivables		$51
Intangible assets:
Customer relationships	8	40
Trademarks	19	22
Non-compete agreements	4	5
Software	5	10
Goodwill		184
Other assets		29
Total Assets Acquired		341
Liabilities assumed		(65)
Total Purchase Price		$276